INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6      INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	Note	As at December 31, 2015	As at December 31, 2016

Customer relationships	8	44,822	104,322
Favorable lease	8	15,500	15,500

		60,322	119,822
Less: accumulated amortization		(13,387)	(27,253)

Intangible assets, net		46,935	92,569

The Company’s customer relationships and favorable lease were acquired in business combinations (note 8).

Amortization of intangible assets was RMB4,462, RMB8,925 and RMB13,866 for the years ended December 31, 2014, 2015 and 2016, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2017	16,939
2018	16,939
2019	16,939
2020	8,789
2021	8,789
Thereafter	24,174

Total	92,569